SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) (Parenthetical)	12 Months Ended
May 31, 2021
Business Combination and Asset Acquisition [Abstract]
Goodwill estimated life	15 years